Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Net revenues: The transactions with Golar Partners and its subsidiaries for the period from January 1, 2021 to April 15, 2021 and for six months ended June 30, 2020 consisted of the following:

	Period ended April 15, 2021	Six months ended June 30,
(in thousands of $)	2021	2020
Management and administrative services revenue (a)	1,717	3,947
Ship management fees revenue (b)	2,251	2,632
Interest income on short-term loan (c)	18	285
Total	3,986	6,864

(Payables)/receivables: The balances with Golar Partners and its subsidiaries as of June 30, 2021 and December 31, 2020 consisted of the following:

(in thousands of $)	June 30, 2021	December 31, 2020
Balances due to Golar Partners and its subsidiaries (c)	—	(1,133)
Methane Princess lease security deposit (d)	—	349
Total	—	(784)

a)Management and administrative services revenue - On March 30, 2011, Golar Partners entered into a management and administrative services agreement with Golar Management Limited ("Golar Management"), a wholly-owned subsidiary of Golar, pursuant to which Golar Management will provide to Golar Partners certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management’s costs and expenses incurred in connection with providing these services. Where external service providers costs are incurred by us on behalf of Golar Partners, these are recharged at cost. Golar Partners may terminate the agreement by providing 120 days written notice.

b)Ship management fees - Golar and certain of its affiliates charge ship management fees to Golar Partners for the provision of technical and commercial management of Golar Partners' vessels. Each of Golar Partners’ vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by Golar Management. Golar Partners may terminate these agreements by providing 30 days written notice.

c)Interest income on short-term loan, balances due to Golar Partners and its subsidiaries - Receivables and payables with Golar Partners and its subsidiaries are comprised primarily of unpaid management fees and expenses for management, advisory and administrative services, dividends in respect of the Hilli Common Units and other related party arrangements. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Balances owing to or due from Golar Partners and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business.

d)Methane Princess Lease security deposit - This represents net advances from Golar Partners since its IPO, which correspond with the net release of funds from the security deposits held relating to a lease for the Methane Princess. This is in connection with the Methane Princess tax lease indemnity provided to Golar Partners under the predecessor Omnibus Agreement which terminated on April 15, 2021.

Under the predecessor Omnibus Agreement, we provided a $11.4 million tax indemnification guarantee to Golar Partners in connection with the Methane Princess finance lease which was voluntarily terminated contemporaneously with closing of the GMLP Merger (note 20) where we paid $8.6 million and $0.8 million to the lessor and Golar Partners respectively, and released the remaining liability (note 9).
Net revenues: The transactions with Hygo and its affiliates for the period from January 1, 2021 to April 15, 2021 and for the six months ended June 30, 2020 consisted of the following:

	Period ended April 15, 2021	Six months ended June 30,
(in thousands of $)	2021	2020
Management and administrative services revenue	2,051	2,667
Ship management fees income	904	831
Debt guarantee compensation (a)	676	605
Total	3,631	4,103

Payables: The balances with Hygo and its affiliates as of June 30, 2021 and December 31, 2020 consisted of the following:

(in thousands of $)	June 30, 2021	December 31, 2020
Trading balances due to Hygo and affiliates	—	(11,222)
Balances due to Hygo and affiliates (b)	—	(11,222)

a)Debt guarantee compensation - In connection with the closing of the Hygo and Stonepeak transaction, Hygo entered into agreements to compensate Golar in relation to certain debt guarantees (as further described under the subheading “Guarantees and other”) relating to Hygo and its subsidiaries. The compensation amounted to $0.7 million and $0.6 million income for the period ended April 15, 2021 and six months ended June 30, 2020, respectively.

b)Balances due to Hygo and affiliates - Receivables and payables with Hygo and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Balances owing to or due from Hygo and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business.
Receivables: The balances with OneLNG and its subsidiaries as of June 30, 2021 and December 31, 2020 consisted of the following:

(in thousands of $)	June 30, 2021	December 31, 2020
Balances due from OneLNG	—	64
Total	—	64
Net (expenses)/revenue: The transactions with other related parties for the six months ended June 30, 2021 and 2020 consisted of the following:

	Six months ended June 30,
(in thousands of $)	2021	2020
Magni Partners (a)	(172)	(565)
Borr Drilling (b)	167	135
2020 Bulkers (c)	53	(32)
Avenir LNG (d)	234	—
ECGS (e)	1,482	—
Total	1,764	(462)

Receivables: The balances with other related parties as of June 30, 2021 and December 31, 2020 consisted of the following:

(in thousands of $)	June 30, 2021	December 31, 2020
Magni Partners (a)	81	81
Borr Drilling (b)	149	936
2020 Bulkers (c)	29	51
Avenir LNG (d)	1,214	980
Total	1,473	2,048

a) Magni Partners - Tor Olav Trøim is the founder of, and partner in, Magni Partners (Bermuda) Limited (“Magni Partners”), a privately held Bermuda company, and is the ultimate beneficial owner of the company. Receivables and payables from Magni Partners comprise primarily of the cost (without mark-up) or part cost of personnel employed by Magni Partners who have provided advisory and management services to Golar. These costs do not include any payment for any services provided by Tor Olav Trøim himself.

b) Borr Drilling - Tor Olav Trøim is the founder, and director of Borr Drilling, a Bermuda company listed on the Oslo and Nasdaq stock exchanges. Receivables comprise primarily of management and administrative services provided by our Bermuda corporate office.

c) 2020 Bulkers is a related party by virtue of common directorships. Receivables comprise primarily of management and administrative services provided by our Bermuda corporate office.

d) Avenir LNG entered into agreements to compensate Golar in relation to certain debt guarantees relating to Avenir LNG and its subsidiaries. This compensation amounted to an aggregate of $0.2 million and $nil for the six months ended June 30, 2021 and 2020, respectively.

e) We chartered Golar Ice to ECGS during the six months ended June 30, 2021.